Stock appreciation rights ("SARs") (Details 1) - Stock Appreciation Rights (SARs) [Member]	3 Months Ended
Mar. 31, 2018 $ / shares shares
Balance, No. of Units (Beginning) | shares	1,343,375
SARs granted during the three months | shares	0
SARs exercised/converted/expired during the three months | shares	0
SARs forfeited during the three months | shares	0
Balance, No. of Units (Ending) | shares	1,343,375
Balance, Weighted average exercise price | $ / shares	$ 13.16
SARs granted during the three months | $ / shares	0
SARs exercised/converted/expired during the three months | $ / shares	0
SARs forfeited during the three months | $ / shares	0
Balance, Weighted average exercise price | $ / shares	$ 13.16